INCOME TAX (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current:
Provision for doubtful accounts	$ 191,913	$ 263,613	$ 188,162
Depreciation expense	51,050	54,613	57,685
Total	$ 242,963	$ 318,226	$ 245,847